Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Cash flows from operating activities
Net income | ¥		¥ 52,023	¥ 63,617
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation | ¥		1,122	604
Amortization of intangible assets | ¥		620	1,261
Provision on uncertain tax liability | ¥		600
Investment income | ¥		(172)	(5,144)
Interest income | ¥		(1,048)	(3,640)
Interest Expense | ¥		1,048
Gain on purchase of Subsidiary | ¥		(14)
Net foreign exchange gain | ¥		(2,416)
Allowance for deferred tax assets | ¥		929
Changes in operating assets and liabilities:
Accounts receivable | ¥		2,990	(7,640)
Other receivables | ¥		(366)	(899)
Accounts payable | ¥		2,196	(9,457)
Investor's deposit and other payables and accrued expenses | ¥		45,350	5,309
Advance receipts | ¥		180
Deferred tax assets | ¥		(1,821)	(229)
Income taxes payable | ¥		(3,179)	1,134
Net cash provided by operating activities | ¥		98,040	44,916
Cash flows from investing activities:
Proceeds from disposal of short-term investments and commercial acceptance notes | ¥		16,841	1,100,581
Purchase of short term investment | ¥		(291)	(1,094,924)
Purchase of property and equipment | ¥		(4,251)	(473)
Purchase of long-term investment | ¥			(5,000)
Proceeds from disposal of long-term investments | ¥		3,011
Prepaid for intangible assets | ¥		(225)	(461)
Acquired intangible assets | ¥		(360)	(458)
Distribution of short-term loans receivable | ¥			(139,000)
Collection of short-term loans receivable | ¥		50,667	90,361
Acquisition of subsidiaries from principal shareholder | ¥		(2,116)	(26,399)
Acquisition of subsidiaries | ¥		(1,227)
Short-term loans repaid by related parties | ¥		490	85,820
Net cash provided by investing activities | ¥		62,539	10,047
Cash flows from financing activities:
Capital injection by founding shareholders | ¥		530
Proceeds from IPO | ¥		153,330
Purchase of NCIs | ¥		(10,029)
Proceed from shares issued to Fanhua Inc. | ¥		10,029
Capital injection by minority shareholders | ¥		2,450
Borrowing from related parties | ¥		50,000
Repayment of borrowing from related parties | ¥		(51,048)
Net cash provided by financing activities | ¥		155,262
Net increase in cash and cash equivalents, and restricted cash | ¥		315,841	54,963
Cash and cash equivalents, and restricted cash at beginning of year | ¥		112,000	57,037
Effect of exchange rate changes on cash and cash equivalents | ¥		2,427
Cash and cash equivalents, and restricted cash at end of year | ¥		430,268	112,000
Cash paid for:
Interests | ¥		1,048
Income taxes | ¥		¥ 12,869	¥ 7,527
US$
Cash flows from operating activities
Net income | $	$ 7,578
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation | $	163
Amortization of intangible assets | $	90
Provision on uncertain tax liability | $	87
Investment income | $	(25)
Interest income | $	(153)
Interest Expense | $	153
Gain on purchase of Subsidiary | $	(2)
Net foreign exchange gain | $	(352)
Allowance for deferred tax assets | $	135
Changes in operating assets and liabilities:
Accounts receivable | $	436
Other receivables | $	(53)
Accounts payable | $	320
Investor's deposit and other payables and accrued expenses | $	6,606
Advance receipts | $	26
Deferred tax assets | $	(265)
Income taxes payable | $	(463)
Net cash provided by operating activities | $	14,281
Cash flows from investing activities:
Proceeds from disposal of short-term investments and commercial acceptance notes | $	2,453
Purchase of short term investment | $	(42)
Purchase of property and equipment | $	(619)
Purchase of long-term investment | $
Proceeds from disposal of long-term investments | $	439
Prepaid for intangible assets | $	(33)
Acquired intangible assets | $	(52)
Distribution of short-term loans receivable | $
Collection of short-term loans receivable | $	7,380
Acquisition of subsidiaries from principal shareholder | $	(308)
Acquisition of subsidiaries | $	(179)
Short-term loans repaid by related parties | $	71
Net cash provided by investing activities | $	9,110
Cash flows from financing activities:
Capital injection by founding shareholders | $	77
Proceeds from IPO | $	22,335
Purchase of NCIs | $	(1,461)
Proceed from shares issued to Fanhua Inc. | $	1,461
Capital injection by minority shareholders | $	357
Borrowing from related parties | $	7,283
Repayment of borrowing from related parties | $	(7,436)
Net cash provided by financing activities | $	22,616
Net increase in cash and cash equivalents, and restricted cash | $	46,007
Cash and cash equivalents, and restricted cash at beginning of year | $	16,315
Effect of exchange rate changes on cash and cash equivalents | $	354
Cash and cash equivalents, and restricted cash at end of year | $	62,676
Cash paid for:
Interests | $	153
Income taxes | $	$ 1,875